CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
OPERATING ACTIVITIES
Net income attributable to Pathfinder Bancorp, Inc.	$ 519	$ 505	$ 2,406	$ 2,648
Adjustments to reconcile net income to net cash flows from operating activities:
Provision for loan losses	245	324	1,032	825
Deferred income tax expense (benefit)			202	(276)
Proceeds from sales of loans		182	11,459	212
Originations of loans held-for-sale		(172)	(11,016)	(195)
Realized gains on sales and redemptions of:
Real estate acquired through foreclosure	(3)	(19)	(27)	(44)
Loans		(10)	(443)	(17)
Available-for-sale investment securities	(2)	(39)	(365)	(375)
Premise and equipment			(6)
Depreciation	198	176	715	781
Amortization of mortgage servicing rights	4		10	7
Amortization of deferred loan costs	27	34	111	160
Earnings on bank owned life insurance	(60)	(59)	(222)	(272)
Realized gain on proceeds from bank owned life insurance		(2)	(2)	(37)
Net amortization of premiums and discounts on investment securities	157	222	722	1,053
Amortization of intangible assets	3		1
Stock based compensation and ESOP expense	66	54	243	193
Net change in accrued interest receivable	(98)	(195)	2	(32)
Pension plan contribution				(2,600)
Net change in other assets and liabilities	(56)	(505)	289	735
Net cash flows from operating activities	970	496	5,111	2,766
INVESTING ACTIVITIES
Purchase of investment securities available-for-sale	(6,064)	(28,173)	(30,036)	(50,662)
Purchase of investment securities held-to-maturity	(8,767)		(10,433)
Redemptions (purchases) of Federal Home Loan Bank stock	405	424	(511)	(401)
Proceeds from maturities of interest earning time deposits			1,500
Proceeds from maturities and principal reductions of investment securities available-for-sale	3,436	8,067	21,831	26,346
Proceeds from maturities and principal reductions of investment securities held-to-maturity	185		355
Proceeds from sales and redemptions of:
Available-for-sale investment securities	122	1,893	7,151	16,511
Real estate acquired through foreclosure	53	55	375	470
Premise and equipment			18
Acquisition of controlling interest in Fitzgibbons Agency, net of cash acquired of $18			(356)
Purchase of bank owned life insurance	(1,780)
Proceeds from bank owned life insurance		2	2	202
Net change in loans	(6,953)	(5,369)	(9,075)	(29,819)
Purchase of premises and equipment	(386)	(236)	(2,263)	(192)
Net cash flows from investing activities	(19,749)	(23,337)	(21,442)	(37,545)
FINANCING ACTIVITIES
Net change in demand deposits, NOW accounts, savings accounts, money management deposit accounts, MMDA accounts and escrow deposits	32,369	30,973	21,764	15,700
Net change in time deposits and brokered deposits	(4,157)	5,607	(3,429)	9,976
Net change in short-term borrowings	(7,000)	(9,000)	15,000	9,000
Payments on long-term borrowings	(27)	(28)	(9,111)	(4,110)
Proceeds from long-term borrowings				4,000
Purchase of CPP warrants from the US Treasury				(537)
Proceeds from exercise of stock options			45	5
Cash dividends paid to preferred shareholder - SBLF		(83)	(83)	(507)
Cash dividends paid to common shareholders	(78)	(75)	(303)	(301)
Change in noncontrolling interest, net	30		358
Net cash flows from financing activities	21,137	27,394	24,241	33,226
Change in cash and cash equivalents	2,358	4,553	7,910	(1,553)
Cash and cash equivalents at beginning of period	16,575	8,665	8,665	10,218
Cash and cash equivalents at end of period	18,933	13,218	16,575	8,665
CASH PAID DURING THE PERIOD FOR:
Interest	683	894	3,318	3,913
Income taxes	1	140	967	403
NON-CASH INVESTING ACTIVITY
Real estate acquired in exchange for loans	130		587	357
Transfer of available-for-sale securities to held-to-maturity			$ 32,495